UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
                                                    -----------

                  Excelsior Absolute Return Fund of Funds, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
                                                          --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: December 31, 2004
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Registrant at December 31, 2004 was 95.96%. The Registrant has included the Company's schedule of investments as of December 31, 2004, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2005.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                               December 31, 2004

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
                                                                                      % of   Shares or %
                                                                                    Members'  Ownership       First
                                            First                                    Equity      of         Available
                                         Acquisition                     Fair        -Net     Investment    Redemption
Investment Funds                            Date          Cost           Value       Assets     Funds          Date       Liquidity
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------
Citadel Wellington Partners, L.P. SE     12/01/2003   $ 18,250,000    $ 19,462,202     8.51%     3.74%           N/A       Quarterly
Highbridge Capital Corporation - Cl A    12/01/2003     11,250,000      11,976,698     5.24%       215           N/A       Quarterly
MKP Opportunity Partners, L.P.           12/01/2003      5,000,000       5,198,322     2.27%     3.01%           N/A         Monthly
MKP Partners, L.P.                       12/01/2003      5,600,000       5,899,165     2.58%     2.09%           N/A       Quarterly
Silverback Partners, L.P.                 1/01/2004      6,500,000       6,447,990     2.82%     3.81%           N/A       Quarterly
Polygon Global Opportunities Fund, L.P.   8/01/2004      5,000,000       5,331,178     2.33%     0.36%           N/A       Quarterly
Suttonbrook                              10/01/2004      5,000,000       5,094,547     2.23%     2.07%           N/A       Quarterly
                                                      --------------------------------------
     Strategy Total                                     56,600,000      59,410,103    25.98%
Equity
------
Galleon Diversified Fund, Ltd. Class E   12/01/2003      10,600,000     10,822,613     4.73%    10,187           N/A       Quarterly
Copper Beech Partners II, L.P.           12/01/2003       8,850,000      9,771,844     4.27%     3.26%           N/A       Quarterly
Heirloom Qualified Partners, L.P.        12/01/2003       8,850,000      9,345,763     4.09%     5.94%           N/A       Quarterly
Glenview Capital Partners, L.P.          12/01/2003      11,300,000     13,700,334     5.99%     0.43%           N/A       Quarterly
The Mako Europe Fund, L.P.               12/01/2003       9,500,000      9,822,629     4.30%    18.07%           N/A         Monthly
Cantillon World, L.P.                    12/01/2003       3,050,000      3,618,539     1.58%     0.20%           N/A       Quarterly
Shoshone Partners, L.P.                  12/01/2003       9,000,000     10,162,484     4.44%     4.73%           N/A        Annually
Maverick Levered Partners, L.P.           5/01/2004       4,000,000      4,511,621     1.97%     0.90%         5/1/07      Quarterly
                                                      --------------------------------------
     Strategy Total                                      65,150,000     71,755,828    31.37%
Macro/CTA/Short-Term Trading
----------------------------
Sunrise Commodities Select Portfolio-
Davco Fund, L.P.                         12/01/2003       7,450,000      7,877,297     3.44%     2.39%           N/A         Monthly
The Capital Fund (Domestic), LLC         12/01/2003       4,750,000      4,953,260     2.17%     0.31%           N/A         Monthly
Bridgewater Pure Alpha Trading Co.
Ltd.- Class B                             2/01/2004       4,400,000      4,945,274     2.16%     4,378           N/A         Monthly
OLEA Global Partners, L.P.               10/01/2004       3,000,000      2,963,504     1.30%     2.00%           N/A         Monthly
                                                      --------------------------------------
     Strategy Total                                      19,600,000     20,739,335     9.07%
Event Driven
------------
Castlerigg Partners, L.P.                12/01/2003      12,500,000     13,897,395     6.08%     2.55%           N/A       Quarterly
Canyon Value Realization Fund, L.P.      12/01/2003      12,500,000     14,138,192     6.18%     1.09%           N/A        Annually
K Capital  II, L.P.                      12/01/2003      14,000,000     14,352,068     6.28%     3.05%           N/A       Quarterly
Brencourt Arbitrage, L.P.                 4/01/2004       5,000,000      5,203,994     2.28%     0.57%         4/1/05      Quarterly
York Capital Management, L.P.             7/01/2004      14,500,000     15,802,497     6.91%     3.29%           N/A        Annually
Enpyrean Capital Fund, L.P.               7/01/2004       9,000,000      9,517,965     4.16%     2.39%         7/1/05      Quarterly
                                                      --------------------------------------
     Strategy Total                                      67,500,000     72,912,110    31.89%
                                                      --------------------------------------

Total Investments in investment funds                 $ 208,850,000    224,817,377    98.31%
                                                      =============
Other Assets, Less Liabilities                                           3,869,335     1.69%
                                                                      ----------------------
Members' Equity - Net Assets                                          $228,686,712   100.00%
                                                                      ======================


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindgren, Principal Executive Officer
Date March 1, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date March 1, 2005
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